FAIR VALUE MEASUREMENTS - Carrying value and fair value for the convertible notes payable (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Convertible debt		$ 3,630,000
Derivative liabilities	$ 292,677	234,389	$ 4,229,478
SEPA Derivative Liability
FAIR VALUE MEASUREMENTS
Derivative liabilities		0	65,114
Carrying Amount
FAIR VALUE MEASUREMENTS
Convertible debt	6,234,495	4,599,225	8,570,000
Carrying Amount | 2024 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible debt			2,440,000
Carrying Amount | 2025 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible debt	3,236,210	3,212,250
Carrying Amount | Assumed 2024 Note
FAIR VALUE MEASUREMENTS
Convertible debt			3,630,000
Carrying Amount | SEPA Convertible Note
FAIR VALUE MEASUREMENTS
Convertible debt	991,135	1,386,975	2,500,000
Estimated Fair Value
FAIR VALUE MEASUREMENTS
Convertible debt	6,593,923	5,321,303	8,542,323
Estimated Fair Value | 2024 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible debt			2,547,209
Estimated Fair Value | 2025 Convertible Notes
FAIR VALUE MEASUREMENTS
Convertible debt	3,649,413	3,778,303
Estimated Fair Value | Assumed 2024 Note
FAIR VALUE MEASUREMENTS
Convertible debt			3,630,000
Estimated Fair Value | SEPA Convertible Note
FAIR VALUE MEASUREMENTS
Convertible debt	$ 1,146,000	$ 1,543,000	$ 2,365,114